Notes to the interim condensed consolidated statement of (income) loss - Financial income and expenses (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Notes to the interim condensed consolidated statement of (income) loss
Income from cash equivalents	€ 430	€ 564
Foreign exchange gains	157	187
Gain on fair value variation	8,506	1,623
Total financial income	9,093	2,373
Interest cost	(5,218)	(1,941)
Foreign exchange losses	(323)	(683)
Other financial expenses	(46)	(23)
Total financial expenses	(5,586)	(2,646)
Net financial income	3,507	€ (273)
Fair value of the EIB warrants	€ 8,500